Property, Plant and Equipment - Additional Information (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Depreciation expenses	₺ 2,425,566	₺ 2,196,902	₺ 1,888,834
Impairment expenses/(reversals)	₺ 4,185	₺ 18,007	₺ 34,382
Capitalization rate for acquisition of qualifying asset	3.10%	6.50%	6.80%
Borrowing costs capitalized	₺ 100,051	₺ 123,449	₺ 75,054